Digital Currency and Risk Management (Tables)	3 Months Ended
Jun. 30, 2025
Digital Currency and Risk Management [Abstract]
Schedule of impact of 5% variance in price of Bitcoin [Table Text Block]
Impact of 5% variance in price

Bitcoin	$2,323